Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 43,177	$ (11,877)
Non-cash items:
Unrealized loss (gain) on non-designated derivative instruments (note 11)	9,666	(20,632)
Depreciation and amortization	69,464	59,061
Write-down of vessels	0	51,662
Unrealized foreign currency exchange loss (gain)	4,727	(11,703)
Equity income, net of dividends received $17,274 (2018 – $11,583)	9,958	(26,335)
Other non-cash items	8,998	(8,464)
Change in non-cash operating assets and liabilities	(28,827)	56,299
Receipts from direct financing leases	6,050	0
Expenditures for dry docking	6,335	4,423
Net operating cash flow	116,878	83,588
Net operating cash flow
Proceeds from issuance of long-term debt	126,263	248,392
Scheduled repayments of long-term debt	(66,310)	(105,099)
Prepayments of long-term debt	168,787	205,765
Financing issuance costs	(989)	(4,971)
Proceeds from financing related to sales and leaseback of vessels	158,680	243,812
Scheduled repayments of obligations related to finance leases	(33,855)	(25,316)
Repurchase of common units (note 13)	12,056	0
Cash distributions paid	(39,315)	(34,727)
Dividends paid to non-controlling interest	(55)	(157)
Net financing cash flow	(36,424)	116,169
Net financing cash flow
Expenditures for vessels and equipment, net of warranty settlement $44,890 (2018 – $nil) (note 12a)	(82,575)	(311,308)
Capital contributions to equity-accounted joint ventures	(15,555)	(27,071)
Receipts from direct financing leases	0	5,242
Proceeds from sale of equity-accounted joint venture	0	54,438
Net investing cash flow	(98,130)	(278,699)
Decrease in cash, cash equivalents and restricted cash	(17,676)	(78,942)
Cash, cash equivalents and restricted cash, beginning of the period	222,864	339,435
Cash, cash equivalents and restricted cash, end of the period	$ 205,188	$ 260,493